Consolidated Statements of Comprehensive Income (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements of Comprehensive Income [Abstract]
Deferred tax expense benefit related to fair value derivative	$ (1,400,000)	$ 500,000	$ 1,800,000
Deferred tax expense benefit related to termination of derivatives	(3,926,000)
Deferred tax expense benefit related to reclassification from other comprehensive income into earnings	$ 41,000	$ (200,000)	$ (38,000)